Roundhill Magnificent Seven ETF
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 38.5%	Shares	Value
Auto Manufacturers - 3.1%
Tesla, Inc. (a)	92,338	$24,158,391

Computers - 5.3%
Apple, Inc.	180,730	42,110,090

Internet - 17.1%
Alphabet, Inc. - Class A	329,282	54,611,420
Amazon.com, Inc. (a)	233,169	43,446,380
Meta Platforms, Inc. - Class A	66,744	38,206,935
		136,264,735

Semiconductors - 6.9%
NVIDIA Corp.	448,615	54,479,806

Software - 6.1%
Microsoft Corp.	113,431	48,809,359
TOTAL COMMON STOCKS (Cost $304,591,973)		305,822,381

SHORT-TERM INVESTMENTS - 108.4%
Money Market Funds - 3.6%	Shares
First American Government Obligations Fund - Class X, 4.82% (b)	28,880,653	28,880,652

U.S. Treasury Bills - 104.8%	Par
5.19%, 10/01/2024 (c)	409,502,000	409,502,000
4.77%, 10/31/2024 (c)	426,228,000	424,577,610
		834,079,610
TOTAL SHORT-TERM INVESTMENTS (Cost $862,960,262)		862,960,262

TOTAL INVESTMENTS - 146.9% (Cost $1,167,552,235)		1,168,782,643
Liabilities in Excess of Other Assets - (46.9)%		(372,974,370)
TOTAL NET ASSETS - 100.0%		$795,808,273

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c)	The rate shown is the effective yield as of September 30, 2024.

Roundhill Magnificent Seven ETF Schedule of Total Return Swap Contracts
September 30, 2024 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Alphabet, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.50% = 0.00%	Termination	06/13/2025	$60,031,616	$(1,336,209)

Amazon.com, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.50% = 0.00%	Termination	06/13/2025	62,949,716	(330,321)

Apple, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.50% = 0.00%	Termination	06/13/2025	62,566,308	9,050,055

Meta Platforms, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.50% = 0.00%	Termination	06/13/2025	63,586,056	10,325,027
.
Microsoft Corp.	Nomura Securities International, Inc.	Receive	OBFR + 0.50% = 0.00%	Termination	06/13/2025	62,173,701	(1,239,511)

NVIDIA Corp.	Nomura Securities International, Inc.	Receive	OBFR + 0.50% = 0.00%	Termination	06/13/2025	46,218,580	14,950,593

Tesla, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.50% = 0.00%	Termination	06/13/2025	71,644,758	20,001,364
Total Unrealized Appreciation (Depreciation)							$51,420,998

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2024.
Notional Amount is in USD unless otherwise indicated.

OBFR - Overnight Bank Funding Rate

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Roundhill Magnificent Seven ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$305,822,381	$–	$–	$305,822,381
Money Market Funds	28,880,652	–	–	28,880,652
U.S. Treasury Bills	–	834,079,610	–	834,079,610
Total Investments	$334,703,033	$834,079,610	$–	$1,168,782,643

Other Financial Instruments*:
Total Return Swaps	$54,327,039	$–	$–	$54,327,039
Total Other Financial Instruments	$54,327,039	$–	$–	$54,327,039

Liabilities:
Other Financial Instruments*:
Total Return Swaps	$(2,906,041)	$–	$–	$(2,906,041)
Total Other Financial Instruments	$(2,906,041)	$–	$–	$(2,906,041)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.